UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:3/31/01.

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   Frederick R. Keydel, Trustee
Address:7430 Second Avenue, 9th Floor
        Detroit, MI 48202-2717


Form 13F File Number: 028-05889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bartley J. Rainey
Title: Vice President & CFO
Phone: 713-529-3729

Signature, Place, and Date of Signing:

Bartley J. Rainey            Houston, TX           5/10/01
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $91,003
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1		028-05891       	 Harvey C. Fruehauf, Jr.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104       85    14861 SH       OTHER   01                       14861
Abbott Laboratories            COM              002824100     2940    62309 SH       OTHER   01                       62309
Adobe Systems Inc              COM              00724F101      336     9600 SH       OTHER   01                        9600
American Management Systems Co COM              027352103      485    26487 SH       OTHER   01                       26487
Amgen Inc                      COM              031162100      482     8000 SH       OTHER   01                        8000
Applied Materials Inc          COM              038222105      348     8000 SH       OTHER   01                        8000
Aspect Medical Systems Inc     COM              045235108      130    11160 SH       OTHER   01                       11160
Automatic Data Processing      COM              053015103     1699    31241 SH       OTHER   01                       31241
Avaya Inc                      COM              053499109      140    10797 SH       OTHER   01                       10797
Bank Amer Corp                 COM              060505104      456     8335 SH       OTHER   01                        8335
Bank One Corp                  COM              06423A103      606    16760 SH       OTHER   01                       16760
Be Free In                     COM              073308108       51    31228 SH       OTHER   01                       31228
CMGI Inc                       COM              125750109       36    14250 SH       OTHER   01                       14250
Ciena Corp                     COM              171779101     5122   122672 SH       OTHER   01                      122672
Cisco Systems Inc              COM              17275R102      256    16174 SH       OTHER   01                       16174
Citigroup Inc                  COM              172967101      856    19040 SH       OTHER   01                       19040
Concord Communications Inc     COM              206186108      113    13841 SH       OTHER   01                       13841
Conoco Inc Cl B                COM              208251405      295    10457 SH       OTHER   01                       10457
Disney                         COM              254687106      649    22684 SH       OTHER   01                       22684
Doubleclick Inc                COM              258609304      151    13088 SH       OTHER   01                       13088
EMC Corp/Mass                  COM              268648102      947    32218 SH       OTHER   01                       32218
Electro Scientific Inds Inc    COM              285229100      258     9200 SH       OTHER   01                        9200
General Electric Co            COM              369604103      201     4800 SH       OTHER   01                        4800
Georgia Pacific Corp           COM              373298108    24365   828749 SH       OTHER   01                      828749
Georgia Pacific Timber Group   COM              373298702    12183   424480 SH       OTHER   01                      424480
Honeywell Intl Inc             COM              438516106      416    10185 SH       OTHER   01                       10185
Intel Corp                     COM              458140100     4881   185514 SH       OTHER   01                      185514
International Business Machine COM              459200101     1094    11376 SH       OTHER   01                       11376
Johnson Controls Inc           COM              478366107      926    14828 SH       OTHER   01                       14828
Louisiana Pacific Corp         COM              546347105     2187   227612 SH       OTHER   01                      227612
Lucent Technologies            COM              549463107     1292   129632 SH       OTHER   01                      129632
Motorola Inc                   COM              620076109      199    13984 SH       OTHER   01                       13984
Nortel Networks Corp           COM              656568102      184    13122 SH       OTHER   01                       13122
Openwave Systems Inc           COM              683718100     2247   113266 SH       OTHER   01                      113266
Oracle Corp                    COM              68389X105     1413    94328 SH       OTHER   01                       94328
Palm Inc                       COM              696642107      185    22042 SH       OTHER   01                       22042
Parametric Technology Corp     COM              699173100     2930   323329 SH       OTHER   01                      323329
Pfizer Inc                     COM              717081103     4864   118774 SH       OTHER   01                      118774
Pharmacia Corp                 COM              71713U102      457     9082 SH       OTHER   01                        9082
Proctor & Gamble Co            COM              742718109      386     6172 SH       OTHER   01                        6172
Republic Bancorp               COM              760282103      341    27656 SH       OTHER   01                       27656
Schlumberger Ltd               COM              806857108      913    15847 SH       OTHER   01                       15847
Scientific-Atlanta Inc         COM              808655104     1348    32400 SH       OTHER   01                       32400
Sonus Networks Inc             COM              835916107     2558   128196 SH       OTHER   01                      128196
Speechworks International Inc  COM              84764m101      117    17784 SH       OTHER   01                       17784
Stanley Works                  COM              854616109      297     9000 SH       OTHER   01                        9000
Suntrust Banks Inc             COM              867914103      311     4800 SH       OTHER   01                        4800
Sybase Inc                     COM              871130100      256    16502 SH       OTHER   01                       16502
Symbol Technologies Inc        COM              871508107     2453    70273 SH       OTHER   01                       70273
Texas Instruments Inc          COM              882508104     2979    96144 SH       OTHER   01                       96144
Tyco International Ltd         COM              902124106      218     5053 SH       OTHER   01                        5053
Versata Inc                    COM              925298101        3    12377 SH       OTHER   01                       12377
Vignette Corp                  COM              926734104      411    63844 SH       OTHER   01                       63844
Worldcom Inc                   COM              98157D106     1877   100448 SH       OTHER   01                      100448
iBasis Inc                     COM              450732102       68    22244 SH       OTHER   01                       22244